SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - $ / shares	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Equity [Abstract]
Number of options, beginning balance	37,917	39,003	39,003	42,336
Weighted average exercise price,beginning balance	$ 19.51	$ 18.75	$ 18.75	$ 21.58
Granted	55,000		0	5,000
Weighted average exercise price, granted	$ 11.38			$ 2.23
Cancelled			(1,086)	(8,333)
Weighted average exercise price, cancelled			$ 23.70	$ 22.32
Number of options, ending balance	92,917		37,917	39,003
Weighted average exercise price, ending balance	$ 14.49		$ 19.51	$ 18.75
Exercisable	91,667		35,417
Exercisable	$ 15.10		$ 20.72
Weighted average fair value of options granted	11.40			$ 1.69
Weighted average exercise price, exercisable	$ 15.10		$ 20.72